Summary of Long-Term Debt (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013
Debt Instrument [Line Items]
2014	160
2015	14
2016	15
2017	13
2018	13
Thereafter	159
Total minimum lease payments	374
Less: Imputed interest	(94)
Present value of minimum lease payments	280
Less: Current portion	(139)
Long-term portion of capital lease obligations	141